Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	Jun. 01, 2022 yr shares € / shares $ / shares	Jun. 01, 2022 yr shares € / shares	May 02, 2022 $ / shares	Apr. 01, 2022 yr shares € / shares $ / shares	Apr. 01, 2022 yr shares € / shares	Mar. 01, 2022 $ / shares	Feb. 01, 2022 $ / shares	Jan. 03, 2022 $ / shares	Jan. 01, 2022 yr shares € / shares $ / shares	Jan. 01, 2022 yr shares € / shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exercise price | $ / shares	$ 17.98		$ 17.1	$ 18.14		$ 18.47	$ 17	$ 16.41	$ 14.39
Black-Scholes formula [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of options | shares	120,000	120,000		552,500	552,500				70,000	70,000
Fair value of the options	$ 11.83	€ 11.83		$ 11.5	€ 11.5				$ 9.1	€ 9.1
Fair value of the ordinary shares	$ 16.78	16.78		$ 16.41	16.41				$ 12.67	12.67
Exercise price		€ 16.78			€ 16.41					€ 12.67
Expected volatility	80.00%	80.00%		80.00%	80.00%				85.00%	85.00%
Expected life | yr	6.1	6.1		6.1	6.1				6.1	6.1
Risk-free interest rate	3.00%	3.00%		2.60%	2.60%				1.40%	1.40%
Expected dividend yield	0.00%	0.00%		0.00%	0.00%				0.00%	0.00%